Stockholders' Equity (Accumulated other comprehensive loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign currency translation loss	$ (661)	$ (218)	$ (418)
Unrealized gain on cash flow hedges, net of taxes	0	0	(97)
Accumulated other comprehensive loss	$ (661)	$ (218)